Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Future Minimum Payments Under The Leases

(In millions)

2012	$10.4
2013	7.9
2014	3.6
2015	2.5
2016	2.2
Thereafter	2.9

Minimum Future Rental Receivables On Non-Cancelable Leases Of Retail And Office Space

(In millions)

2012	$8.3
2013	7.3
2014	5.7
2015	5.3
2016	3.4
Thereafter	5.2